EMPLOYEE BENEFIT PLANS - Sensitivity analysis - Guatemala (Details) - Guatemala - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.00%
Discount rate [Member] | Pension plans [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (2,324)
Effect on DBO Decrease	$ 2,645
Discount rate [Member] | Pension plans [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Discount rate Value	8.70%
Discount rate [Member] | Pension plans [Member] | Decreases level [Member]
Disclosure of employee benefit plans
Discount rate Value	7.70%
Salary Level [Member] | Pension plans [Member]
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (1,490)
Effect on DBO Decrease	$ 1,645
Salary Level [Member] | Pension plans [Member] | Increase Level [Member]
Disclosure of employee benefit plans
Salary rate Value	5.50%
Salary Level [Member] | Pension plans [Member] | Decreases level [Member]
Disclosure of employee benefit plans
Salary rate Value	4.50%
Mortality Table [Member] | Pension plans [Member]
Disclosure of employee benefit plans
Mortality Table Value	RP-2000
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Effect on DBO Decrease	$ 817